Significant Accounting Policies and Practices and Recent Accounting Pronouncements - Properties (Details)	12 Months Ended
Sep. 30, 2017
Building and Building Improvements | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	20 years
Building and Building Improvements | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	40 years
Machinery, equipment and other | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	2 years
Machinery, equipment and other | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	15 years